Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
OPERATING ACTIVITIES
Net income (loss)	$ 48,100	$ 58,549	$ 97,105	$ (34,599)	$ (24,150)	$ 137,495
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES
Depreciation and amortization	34,948	33,646	142,565	136,373	135,071	129,428
Amortization of:
Other regulatory assets and liabilities—net	1,859	1,634	8,491	7,142	6,917	6,422
Debt related costs	382	401	1,501	1,561	1,580	1,448
Deferred income taxes — net	7,636	7,604	18,741	(25,530)	(25,561)	79,585
Accrued/deferred pension and other post-retirement benefit cost	1,119	1,557	2,190	7,324	7,761	14,845
Compensation expense related to stock-based awards	1,353	4,518	3,626	15,902	19,067	16,153
Provision for doubtful accounts	5,940	3,928	17,266	22,236	20,224	14,484
Impairment loss	2,453	0	2,042	40,422	37,969	0
Unrealized (gain) loss on derivative contracts	4,200	1,446	(5,429)	(7,625)	(10,379)	(48,950)
Amortization of investment tax credits	(165)	(179)	(658)	(688)	(702)	(751)
Other non-cash charges (credits)—net	(453)	(197)	2,436	(2,706)	(2,450)	(1,592)
Changes in operating assets and liabilities (Note 18)	(201,840)	(141,364)	(86,547)	(103,526)	(43,050)	(141,238)
Net Cash Provided by (Used In) Operating Activities	(94,468)	(28,457)	203,329	56,286	122,297	207,329
FINANCING ACTIVITIES
Capital contributions from parent	100,000	100,000	0	402,728	402,728	0
Long-term debt issued	0	0	298,482	0	0	195,556
Long-term debt retired	(50,000)	0	(50,000)	(50,000)	0	0
Debt issuance costs	0	(236)	(3,130)	(130)	(366)	(661)
Long-term commercial paper issued (retired) — net	0	0	100,000	0	0	0
Notes payable issued (retired)—net	200,999	39,000	3,483	134,001	(27,998)	81,000
Project financing	0	0	0	53,018	53,018	9,314
Dividends on common stock and preferred stock	(24,078)	(22,166)	(100,736)	(90,820)	(88,908)	(87,118)
Payment for preferred stock extinguishment	0	0	(28,729)	0	0	0
Other financing activities—net	0	(6,197)	0	0	(6,197)	(1,982)
Net Cash Provided by Financing Activities	226,921	110,401	219,370	448,797	332,277	196,109
INVESTING ACTIVITIES
Capital expenditures (excluding AFUDC)	(126,013)	(75,293)	(432,974)	(443,550)	(392,830)	(403,438)
Insurance proceeds related to investing properties	0	0	0	3,238	3,238	0
Net Cash Used in Investing Activities	(126,013)	(75,293)	(432,974)	(440,312)	(389,592)	(403,438)
INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	6,440	6,651	(10,275)	64,771	64,982	0
Cash, Cash Equivalents, and Restricted Cash at Beginning of the Year	64,983	1	71,423	6,652	1	1
Cash, Cash equivalents and Restricted Cash at End of the Year	$ 71,423	$ 6,652	$ 61,148	$ 71,423	$ 64,983	$ 1